Goodwill - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 19, 2025	Aug. 19, 2024	Jan. 09, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill impairment				$ 165,300	$ 0	$ 165,300	$ 0	$ 0
Purchase of subsidiary undertakings (net of cash acquired)						2,537	$ 85,629
Goodwill				$ 8,927,323		8,927,323		9,051,410	$ 9,022,075
Prior period acquisitions						5,108		$ 0
KCR S.A Group
Goodwill [Line Items]
Business combination, consideration transferred		$ 92,500
Purchase of subsidiary undertakings (net of cash acquired)						1,300
Goodwill		43,400
Intangible assets acquired		45,100
Prior period acquisitions	$ 5,100
KCR S.A Group | Customer relationships
Goodwill [Line Items]
Intangible assets acquired		41,400
KCR S.A Group | Order backlog
Goodwill [Line Items]
Intangible assets acquired		$ 3,700
HumanFirst Inc
Goodwill [Line Items]
Business combination, consideration transferred			$ 13,300
Purchase of subsidiary undertakings (net of cash acquired)						$ 1,200
Goodwill			2,700
Intangible assets acquired			$ 9,900